FINANCIAL RISK MANAGEMENT - Foreign currency risks and liquidity risk (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk
Amount by which current liabilities exceed current assets	₽ 250,461
Availability of committed credit facilities	₽ 206,099
Minimum
Liquidity risk
Maturity of long term debt	1 year
Maximum
Liquidity risk
Maturity of long term debt	5 years
Foreign currency | USD
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	15.00%	15.00%	10.00%
Decrease in the currency exchange rate	(15.00%)	(15.00%)	(10.00%)
Effect on profit before tax	₽ (3,630)	₽ (856)	₽ 786
Effect on profit before tax	₽ 3,630	₽ 856	₽ (1,291)
Foreign currency | Euro
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	15.00%	15.00%	10.00%
Decrease in the currency exchange rate	(15.00%)	(15.00%)	(10.00%)
Effect on profit before tax	₽ (965)	₽ (1,012)	₽ (682)
Effect on profit before tax	₽ 965	₽ 1,012	₽ 682